Financial instruments and financial risk factors - Assets Measured at Fair Value (Details) - Recurring fair value measurement - USD ($)	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,815,394	$ 4,072,701
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,815,394	4,072,701
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,815,394	4,072,701
Level 2 | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,815,394	$ 4,072,701